Exhibit 99.2

Monthly Investor Report: Verizon Master Trust - VZMT 2023-4

Collection Period	Payment Date	Transaction Month	Series Status at End of Prior Payment Date

January 2026	02/20/2026	32	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR: Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	6/22/26	06/20/2029	$537,800,000.00		5.16%			5.16%
Class A-1b	6/22/26	06/20/2029	$175,000,000.00	31	SOFR +0.85%	02/12/2026	3.65819%	4.51%
Class B	6/22/26	06/20/2029	$54,500,000.00		4.57%			4.57%
Class C	6/22/26	06/20/2029	$32,700,000.00		5.65%			5.65%

Total			$800,000,000.00

Series 2023-4 Allocation % x Group One Available Funds	$54,810,690.96
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$54,810,690.96

Beginning of Period Reserve Account Balance	$8,719,346.05
Required Reserve Amount	$8,719,346.05
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$8,719,346.05

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$57.33	$57.33	$0.00	$0.00	$54,810,633.63
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$54,810,633.63
Asset Representations Reviewer Fee	$36.11	$36.11	$0.00	$0.00	$54,810,597.52
Supplemental ARR Fee	$144.44	$144.44	$0.00	$0.00	$54,810,453.08
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$54,809,203.08
Servicing Fee	$620,804.48	$620,804.48	$0.00	$0.00	$54,188,398.60
Class A-1a Note Interest	$2,312,540.00	$2,312,540.00	$0.00	$0.00	$51,875,858.60
Class A-1b Note Interest	$679,359.19	$679,359.19	$0.00	$0.00	$51,196,499.41
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$51,196,499.41
Class B Note Interest	$207,554.17	$207,554.17	$0.00	$0.00	$50,988,945.24
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$50,988,945.24
Class C Note Interest	$153,962.50	$153,962.50	$0.00	$0.00	$50,834,982.74
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$50,834,982.74
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$50,834,982.74
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$50,834,982.74
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$50,834,982.74
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$50,834,982.74
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$50,834,982.74
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$50,834,982.74
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$50,834,982.74
Class R Interest	$50,834,982.74	$50,834,982.74	$0.00	$0.00	$0.00

Total	$54,810,690.96	$54,810,690.96	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$2,312,540.00	$0.00	$0.00	$2,312,540.00
Class A-1b	$0.00	$0.00	$679,359.19	$0.00	$0.00	$679,359.19
Class B	$0.00	$0.00	$207,554.17	$0.00	$0.00	$207,554.17
Class C	$0.00	$0.00	$153,962.50	$0.00	$0.00	$153,962.50

Total	$0.00	$0.00	$3,353,415.86	$0.00	$0.00	$3,353,415.86

	Note Balance	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
Noteholder Payments	per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$4.30	$0.00	$4.30	$537,800,000.00	1.00	$537,800,000.00	1.00
Class A-1b	$1,000.00	$3.88	$0.00	$3.88	$175,000,000.00	1.00	$175,000,000.00	1.00
Class B	$1,000.00	$3.81	$0.00	$3.81	$54,500,000.00	1.00	$54,500,000.00	1.00
Class C	$1,000.00	$4.71	$0.00	$4.71	$32,700,000.00	1.00	$32,700,000.00	1.00

Total	$1,000.00	$4.19	$0.00	$4.19	$800,000,000.00	1.00	$800,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$400,000,000.00		400,000,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.